SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 16, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				$ 7,111
Finance charges					$ 6,807,702
Total expenses		$ 58,229	$ 0	1,339,130	4,038,994
Total other expenses paid on the Company’s behalf	$ 2,585			44,186	6,679
Total				1,383,316	4,045,673
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Consulting expense					143,057
Endurance Antarctica Partners II, LLC		7,187			1,979
Finance charges					375,000
Total other expenses paid on the Company’s behalf					6,679
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC		$ 51,042			18,958
Finance charges					3,500,000
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Consulting expense				980,000
Total other expenses paid on the Company’s behalf				9,868
7636 Holdings LLC [Member]
Related Party Transaction [Line Items]
Consulting expense				180,806
Vikasa Capital LLC [Member]
Related Party Transaction [Line Items]
Consulting expense				171,213
Total other expenses paid on the Company’s behalf				34,318
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				5,333
VIKASA Clean Energy I LP [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				1,138
Roshan Pujari [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				$ 640